Employee benefits: variable compensation - Effect on income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	$ 9,845	$ 7,954	$ 8,280
Variable compensation deferred to the next and following years	7,037	5,731	5,238
Variable compensation related to share-based compensation	1,094	703	651
Variable compensation related to share-based compensation - performance awards	689	480	435
Variable compensation related to share-based compensation - other variable compensation	208	56	59
Variable compensation related to share-based compensation - financial advisor variable compensation	197	166	157
Variable compensation related to share-based compensation recognized within other personnel expenses categories	169	88	85
Salaries related to share-based compensation	4	4	5
Social security related to share-based compensation	137	61	64
Personnel expenses related to share-based compensation - Equity Plus Plan	27	23	16
Personnel expenses related to share-based equity-settled compensation excluding social security	1,097	716	643
Personnel expenses related to share-based equity-settled compensation excluding social security, before FX effect	1,087	716	641
Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	7,927	6,608	7,155
Variable compensation deferred to the next and following years	2,398	2,131	2,109
Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,918	1,346	1,125
Variable compensation deferred to the next and following years	4,640	3,599	3,129
Variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,986	3,205	3,190
Variable compensation deferred to the next and following years	1,534	1,359	1,421
Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,382	2,640	2,788
Variable compensation deferred to the next and following years	777	605	797
Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	604	566	402
Variable compensation deferred to the next and following years	757	754	624
Non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	2,807	2,260	2,373
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	2,859	2,276	2,383
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	(52)	(16)	(10)
Variable compensation deferred to the next and following years	0	0	0
Deferred compensation awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,179	945	817
Variable compensation deferred to the next and following years	1,534	1,359	1,421
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	523	364	405
Variable compensation deferred to the next and following years	777	605	797
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	656	581	412
Variable compensation deferred to the next and following years	757	754	624
of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	485	437	363
Variable compensation deferred to the next and following years	509	560	577
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	155	202	183
Variable compensation deferred to the next and following years	263	310	393
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	330	235	180
Variable compensation deferred to the next and following years	245	250	184
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	421	349	297
Variable compensation deferred to the next and following years	763	654	628
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	180	129	140
Variable compensation deferred to the next and following years	312	245	299
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	241	219	158
Variable compensation deferred to the next and following years	451	408	329
of which: Long Term Incentive Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	204	43	73
Variable compensation deferred to the next and following years	193	71	83
of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	164	11	54
Variable compensation deferred to the next and following years	160	30	50
of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	40	32	19
Variable compensation deferred to the next and following years	34	42	33
of which: Fund Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	69	116	84
Variable compensation deferred to the next and following years	68	74	133
of which: Fund Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	24	21	29
Variable compensation deferred to the next and following years	41	20	56
of which: Fund Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	46	95	56
Variable compensation deferred to the next and following years	27	54	78
Variable compensation - other
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,310	241	229
Variable compensation deferred to the next and following years	968	430	397
Variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	784	169	191
Variable compensation deferred to the next and following years	384	237	215
Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	526	71	38
Variable compensation deferred to the next and following years	583	193	182
Variable compensation other - retention awards | Credit Suisse
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	335
Variable compensation other - outstanding deferred compensation | Credit Suisse
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	412
Variable compensation - financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,549	4,508	4,860
Variable compensation deferred to the next and following years	4,536	3,942	3,419
Variable compensation - financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,761	3,799	4,175
Variable compensation deferred to the next and following years	1,236	1,290	1,097
Variable compensation - financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	788	709	685
Variable compensation deferred to the next and following years	3,300	2,652	2,323
of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,436	3,481	3,853
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,440	3,481	3,858
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	(4)	0	(6)
Variable compensation deferred to the next and following years	0	0	0
of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	197	166	157
Variable compensation deferred to the next and following years	321	302	269
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	110	104	106
Variable compensation deferred to the next and following years	113	122	123
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	87	62	51
Variable compensation deferred to the next and following years	209	180	146
of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	414	400	372
Variable compensation deferred to the next and following years	1,331	1,224	806
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	169	185	170
Variable compensation deferred to the next and following years	301	588	311
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	245	215	202
Variable compensation deferred to the next and following years	1,029	636	495
of which : compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	502	461	479
Variable compensation deferred to the next and following years	2,884	2,416	2,344
of which : compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	42	29	41
Variable compensation deferred to the next and following years	822	580	662
of which : compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	459	432	438
Variable compensation deferred to the next and following years	$ 2,062	$ 1,836	$ 1,682